Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
DISCONTINUE OPERATIONS

NOTE 5. DISCONTINUED OPERATIONS

During June 2010, the assets of GreenHunter BioFuels, Inc. were placed into receivership. On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. These debentures were secured by GreenHunter Energy’s ownership interest in GreenHunter BioFuels common stock and are otherwise non-recourse to GreenHunter Energy. The divestiture of our interests in GreenHunter BioFuels resulted in a gain of $33.1 million.

The following table provides summarized income statement information related to GreenHunter BioFuel’s discontinued operations for the three and nine months ended September 30, 2010:

	Three months ended September 30, 2010	Nine months ended September 30, 2010
Sales and other revenues from discontinued operations	$—	$319,170
Operating expenses from discontinued operations	(298,009)	(4,127,513)
Other income (expense) from discontinued operations	(1,210,780)	(4,137,871)

Income (loss) from discontinued operations	$(1,508,789)	$(7,946,214)

NOTE 5. DISCONTINUED OPERATIONS

On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. The trustee of the trust is Jack C. Myers, Esq. These debentures were secured by GreenHunter Energy’s ownership interest in GreenHunter BioFuels common stock and are otherwise non-recourse to GreenHunter Energy. The divestiture of our interests in GreenHunter BioFuels resulted in a gain of $33.1 million.

The following table provides summarized income statement information related to BioFuels discontinued operations for the year ended December 31, 2010 and 2009:

	2010	2009
Sales and other revenues from discontinued operations	$319,170	$5,791,533
Operating expenses from discontinued operations	(4,449,138)	(10,402,491)
Other income from discontinued operations	(4,903,259)	(3,626,544)

Net loss from discontinued operations	$(9,033,227)	$(8,237,502)

We completed the sale of the Telogia plant during February 2009 for total proceeds of approximately $4.5 million cash received. We recorded a gain of approximately $443 thousand on the disposal net of post closing adjustments.

The following table provides summarized income statement information related to Telogia’s discontinued operations for the year ended December 31, 2010 and 2009:

	2010	2009
Sales and other revenues from discontinued operations	$—	$—
Operating expenses from discontinued operations	—	(215,832)
Other income from discontinued operations	100,000	725,348

Net income from discontinued operations	$100,000	$509,516

During September 2009, we abandoned the assets and our interests in Haining City Wind Energy, LLC (“Haining City”) resulting in a loss on asset abandonment of $88 thousand.

The following table provides summarized income statement information related to Haining City’s discontinued operations for the year ended December 31, 2009:

2009
Sales and other revenues from discontinued operations	$—
Operating expenses from discontinued operations	(61,080)
Other income from discontinued operations	12,474

Net loss from discontinued operations	$(48,606)

During December 2009, we abandoned the assets and our interests in Wheatland Wind Power, LLC (“Wheatland”) resulting in a loss on asset abandonment of $918 thousand.

The following table provides summarized income statement information related to Wheatland’s discontinued operations for the year ended December 31, 2009:

2009
Sales and other revenues from discontinued operations	$—
Operating expenses from discontinued operations	(87,211)
Other income from discontinued operations	61,047

Net loss from discontinued operations	$(26,164)